Income Taxes (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 03, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Israeli corporate income tax rate		23.00%	24.00%	25.00%
Corporate income tax percentage		25.00%
Withholding income tax percentage		15.00%
Payments of accrued tax provision				$ 1,100
Description of income taxes		As part of the tax assessment for the three years ended December 31, 2014 as mentioned above, it was agreed that ACSI will be subject to a 14.6% (based on blended tax rates) for the tax years 2015 and 2016 and a reduced tax rate, not yet determined (but up to 16%) in the tax year 2017 and thereafter.
Net operating losses carryforwards, description		ASCI has incurred operating and capital accumulated losses for tax purposes in the amount of NIS 114.4 million (approximately $30.5 million based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and NIS 349 thousand (approximately $93 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), respectively and ASM has incurred operating accumulated losses for tax purposes in the amount NIS 329 thousand (approximately $88 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018).
Reduced income tax percentage	16.00%